Organization and Principal Activities (Details) - Schedule of Company's subsidiaries and consolidated VIEs	12 Months Ended
Dec. 31, 2022
First High-School Education Group (BVI) Limited (“First High-School BVI”) [Member]
Wholly owned subsidiaries
Place of establishment	BVI
Date of establishment	Sep. 20, 2018
Equity interest attributable to the Group	100.00%
Principal activities	Investment holding
First High-School Group Hong Kong Limited (“First High-School HK”) [Member]
Wholly owned subsidiaries
Place of establishment	Hong Kong
Date of establishment	Sep. 28, 2016
Equity interest attributable to the Group	100.00%
Principal activities	Investment holding
Yunnan Century Long-Spring Education Technology Co., Ltd. (“Yunnan WFOE”) [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment	Oct. 31, 2016
Equity interest attributable to the Group	100.00%
Principal activities	Management consulting service
Yunnan Long-Spring Logistics Service Co., Ltd. [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment	Sep. 16, 2015
Equity interest attributable to the Group	100.00%
Principal activities	Education and management service
Long-Spring Education Holding Group Limited [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment	Sep. 20, 2011
Equity interest attributable to the Group	100.00%
Principal activities	Investment holding
Yunnan Zhongchuang Education Tutorial School [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment	Aug. 28, 2012
Equity interest attributable to the Group	100.00%
Principal activities	Tutorial services
Kunming Xishan Long-Spring Experimental Secondary School [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment	Apr. 04, 2014
Equity interest attributable to the Group	100.00%
Principal activities	Formal education services*	[1]
Kunming Chenggong Long-Spring Experimental Secondary School [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment	Jul. 23, 2015
Equity interest attributable to the Group	100.00%
Principal activities	Formal education services*	[1]
Yunnan Hengshui Experimental Secondary School— Xishan School [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment	Jul. 01, 2016
Equity interest attributable to the Group	100.00%
Principal activities	Formal education services*	[1]
Yiliang Long-Spring Experimental Secondary School [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment	Jul. 11, 2016
Equity interest attributable to the Group	100.00%
Principal activities	Formal education services*	[1]
Yunnan Long-Spring Foreign Language Secondary School [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment	Apr. 18, 2017
Equity interest attributable to the Group	100.00%
Principal activities	Formal education services*	[1]
Qujing Hengshui Experimental Secondary School [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment	Jul. 18, 2017
Equity interest attributable to the Group	100.00%
Principal activities	Formal education services*	[1]
Yunnan Yuxi Hengshui Experimental Secondary School [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment	Aug. 03, 2017
Equity interest attributable to the Group	100.00%
Principal activities	Formal education services*	[1]
Kunming Guandu Hengshizhong Education Tutorial School Co., Ltd. [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment	Jan. 10, 2019
Equity interest attributable to the Group	100.00%
Principal activities	Tutorial services
Xinping Long-Spring Advanced Secondary School Co., Ltd. [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment	Jul. 05, 2019
Equity interest attributable to the Group	100.00%
Principal activities	Formal education services*	[1]
Xishuangbanna Long-Spring Experimental Secondary School Co., Ltd. [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment	Jul. 20, 2020
Equity interest attributable to the Group	100.00%
Principal activities	Formal education services*	[1]
Guizhou Long-Spring Century Technology Co., Ltd. [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment	Jun. 17, 2020
Equity interest attributable to the Group	100.00%
Principal activities	Management consulting service
Guizhou Hengshizhong Technology Co., Ltd. [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment	Jul. 01, 2020
Equity interest attributable to the Group	56.00%
Principal activities	Management consulting service
Yunnan Lihua Education Technology Co., Ltd. [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment	May 11, 2020
Equity interest attributable to the Group	56.00%
Principal activities	Investment holding
Bainian Long-Spring Education Technology (Zhenxiong) Co., Ltd. [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment	Jul. 02, 2020
Equity interest attributable to the Group	56.00%
Principal activities	Management consulting service
Zhenxiong Long-Spring Advanced Secondary School [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment	Sep. 01, 2020
Equity interest attributable to the Group	56.00%
Principal activities	Formal education services*	[1]
Qiubei Long-Spring Experimental Secondary School [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment	Jul. 21, 2020
Equity interest attributable to the Group	100.00%
Principal activities	Formal education services*	[1]
Wenshan Long-Spring Experimental Secondary School [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment	Aug. 03, 2020
Equity interest attributable to the Group	56.00%
Principal activities	Formal education services*	[1]
Mengla Long-Spring Experimental Secondary School [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment	Sep. 04, 2020
Equity interest attributable to the Group	100.00%
Principal activities	Formal education services*	[1]
Kunming Chenggong Times Giant Tutorial School Co., Ltd. [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment	Aug. 24, 2018
Equity interest attributable to the Group	100.00%
Principal activities	Tutorial services
Shenyang Century Long-Spring Technology Co., Ltd. [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment	May 12, 2021
Equity interest attributable to the Group	70.00%
Principal activities	Investment holding
Chongqing Hengshi Education Technology Co., Ltd. [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment	Feb. 26, 2021
Equity interest attributable to the Group	100.00%
Principal activities	Investment holding
Bainian Long-Spring (Mengzi) Education Technology Co., Ltd. [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment	Feb. 08, 2022
Equity interest attributable to the Group	100.00%
Principal activities	Investment holding
Panzhihua Bainian Long-Spring Education Technology Co., Ltd. [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment	Jan. 11, 2022
Equity interest attributable to the Group	100.00%
Principal activities	Investment holding
Yunnan Hengshun Property Service Co., Ltd. [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment	Oct. 18, 2018
Equity interest attributable to the Group	100.00%
Principal activities	Management consulting service
Zunyi Hengshi Education Technology Co., Ltd. [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment	May 19, 2021
Equity interest attributable to the Group	100.00%
Principal activities	Management consulting service
Yunnan Long-Spring Education Holding Group Hengshui Experimental Middle School Management Co., Ltd [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment	Dec. 24, 2020
Equity interest attributable to the Group	100.00%
Principal activities	Management consulting service
Shaanxi Century Long-Spring Education Technology Co., Ltd. [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment	Jan. 11, 2021
Equity interest attributable to the Group	100.00%
Principal activities	Investment holding
Shaanxi Hengshi Hengzhong Education Technology Co., Ltd. [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment	Mar. 08, 2021
Equity interest attributable to the Group	51.00%
Principal activities	Management consulting service
Guizhou Century Long-Spring Technology Co., Ltd. [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment	Jun. 17, 2020
Equity interest attributable to the Group	100.00%
Principal activities	Investment holding
Guizhou Hengzhong Technology Co., Ltd. [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment	Jul. 01, 2020
Equity interest attributable to the Group	56.00%
Principal activities	Investment holding
Guizhou Hengzhong Education Tutorial School Co., Ltd. [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Equity interest attributable to the Group	100.00%
Principal activities	Tutorial services
Kunming Wuhua District Zhuorui Cultural Training School Co., Ltd [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment	Apr. 16, 2019
Equity interest attributable to the Group	100.00%
Principal activities	Tutorial services
Kunming Guandu Hengshizhong Education Training School Co., Ltd. [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment	Jan. 10, 2019
Equity interest attributable to the Group	100.00%
Principal activities	Tutorial services
Bainian Long-Spring (Luoping) Education Technology Co., Ltd. [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment	Jun. 14, 2023
Equity interest attributable to the Group	100.00%
Principal activities	Management consulting service
Bainian Long-Spring (Qingdao) Education Technology Co., Ltd. [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment	Sep. 12, 2023
Equity interest attributable to the Group	100.00%
Principal activities	Management consulting service
Beijing Green Carbon Future Intelligent Technology Co., Ltd. [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment	Mar. 22, 2023
Equity interest attributable to the Group	100.00%
Principal activities	Management consulting service
Yangling Hengshi Secondary School Co., Ltd. [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment	Aug. 31, 2023
Equity interest attributable to the Group	100.00%
Principal activities	Formal education services*	[1]
Xi'an Hengshi Education Technology Co., Ltd. [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment	Jan. 22, 2021
Equity interest attributable to the Group	100.00%
Principal activities	Investment holding

[1]	Formal education services include middle, high and international school services. F-1